Share based compensation - Additional information of the RSUs (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Share-based compensation
Share-based compensation expense		¥ 91,367	$ 13,247	¥ 810,178	¥ 59,476
Restricted share units ("RSU")
Share-based compensation
Shares issued for share-based awards, vested				23,394,776
Shares issued for share-based awards, unvested				1,581,296
Share-based compensation expense | ¥	¥ 32,400
Unrecognized compensation expenses | ¥		¥ 2,200
Period expected to be recognized		2 years 5 months 12 days	2 years 5 months 12 days
Restricted share units ("RSU") | Class B Ordinary shares
Share-based compensation
Shares issued for share-based awards, restricted share units					6,070,232
Shares issued for share-based awards				24,976,072
Shares issued for share-based awards, accumulated shares				32,921,995
Options
Share-based compensation
Share-based compensation expense | ¥	¥ 261,400
Unrecognized compensation expenses | ¥		¥ 2,940
Period expected to be recognized		3 years 4 months 9 days	3 years 4 months 9 days